SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

12.  SHARE-BASED COMPENSATION

In April 2009, the Company adopted a share option plan (“2009 Option Plan”), which provided for the issuance of up to 5,000,000 common shares. The total number of common shares reserved under the 2009 Option Plan was increased to 10,000,000 in December 2011. Issuances from this plan ceased in 2015.

In November 2015, the Company adopted a share incentive plan (“2015 Plan”). Under the 2015 Plan, share-based awards such as share options, restricted shares, restricted share units, dividend equivalent rights, share appreciation rights and share payments may be granted. The 2015 Plan has a term of ten years. The maximum aggregate number of common shares which may be issued pursuant to all share-based awards under the 2015 Plan is (i) 10,000,000, and (ii) an automatic increase on January 1, 2019, January 1, 2022 and January 1, 2025 by that number of common shares representing 5% of the then total issued and outstanding common shares of the Company on an as-converted fully diluted basis as of December 31 of the respective preceding year.

Under the share option and incentive plans, the directors may, at their discretion, grant share-based awards to any senior executives, directors, employees or consultants of the Group. As of December 31, 2019, the only share-based awards that have been granted under the plans are share options to purchase the Company’s common shares. The share options are granted at the fair market value of the common shares at the date of grant, vest over a period of four years and expire six years from the date of grant.

12.  SHARE-BASED COMPENSATION (Continued)

The following table summarizes the Company’s share option activity for the years ended December 31, 2017, 2018 and 2019:

				Weighted
		Weighted		average
		average		remaining	Aggregate
	Number	exercise		contractual	intrinsic value
	of shares	price		life (years)	(thousands)
Outstanding at December 31, 2016	5,794,831	US$	30.58	3.36	US$	19,272
Granted	1,279,872	US$	56.68
Exercised	(2,147,819)	US$	29.04
Forfeited	(119,902)	US$	32.64

Outstanding at December 31, 2017	4,806,982	US$	38.17	3.83	US$	109,017
Granted	1,320,672	US$	73.46
Exercised	(752,814)	US$	29.71
Forfeited	(55,850)	US$	35.72
Outstanding at December 31, 2018	5,318,990	US$	48.16	3.76	US$	90,526

Granted	1,169,728	US$	69.46
Exercised	(1,172,210)	US$	35.03
Forfeited	(53,557)	US$	62.65
Outstanding at December 31, 2019	5,262,951	US$	55.67	3.76	US$	153,857
Vested and expected to vest at December 31, 2019	5,008,721	US$	55.12	3.71	US$	149,166
Exercisable at December 31, 2019	2,626,300	US$	45.01	2.71	US$	104,764

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day and the exercise price for in-the-money options of the respective year.

The total intrinsic value of options exercised for the years ended December 31, 2017, 2018 and 2019 was RMB184,932, RMB280,679 and RMB333,261 (US$47,870), respectively.

As of December 31, 2019, there was RMB367,082 (US$52,728) of unrecognized share-based compensation cost related to non-vested share options. That deferred cost is expected to be recognized over a weighted average vesting period of 2.96 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different from the expectation. For the year ended December 31, 2019, total cash received from the exercise of share options amounted to RMB281,412 (US$40,422).

12.  SHARE-BASED COMPENSATION (Continued)

A summary of non-vested share option activity for the years ended December 31, 2017, 2018 and 2019 is presented below:

		Weighted
		average
		grant-date
	Number	fair value
	of shares	(per share)
Non-vested at December 31, 2016	2,495,346	US$	10.37

Granted	1,279,872	US$	15.62
Vested	(1,085,019)	US$	10.50
Forfeited	(119,902)	US$	10.55

Non-vested at December 31, 2017	2,570,297	US$	12.86

Granted	1,320,672	US$	21.53
Vested	(1,132,050)	US$	12.51
Forfeited	(55,850)	US$	10.83

Non-vested at December 31, 2018	2,703,069	US$	17.29
Granted	1,169,728	US$	22.12
Vested	(1,182,589)	US$	15.99
Forfeited	(53,557)	US$	18.16
Non-vested at December 31, 2019	2,636,651	US$	20.00
Expected to vest at December 31, 2019	2,382,421	US$	19.99

There were no capitalized share-based compensation costs for the years ended December 31, 2017, 2018 and 2019. Share-based compensation expense with respect to the share option plans recognized during the years ended December 31, 2017, 2018 and 2019, totaled RMB85,968, RMB100,183 and RMB125,854 (US$18,078), respectively. The total fair value of share options vested during the years ended December 31, 2017, 2018 and 2019 was RMB74,100, RMB97,364 and RMB131,641 (US$18,909), respectively.

Share-Based Compensation of Subsidiary

Lagou has adopted a 2014 Stock Option Plan, a 2016 Stock Option Plan and a 2018 Stock Option Plan (collectively, the "Lagou Stock Option Plans"), which permit the granting of stock options and/or stock purchase rights of Lagou to employees, directors and consultants. Share-based compensation expense with respect to the Lagou Stock Option Plans recognized during the years ended December 31, 2018 and 2019 amounted to RMB4,782 and RMB295 (US$42), respectively. As of December 31, 2019, the unrecognized share-based compensation expenses related to the Lagou Stock Option Plans were RMB2,263 (US$325). The expenses are expected to be recognized over a weighted average period of 3.06 years.